VAN KAMPEN UNIT TRUSTS, TAXABLE INCOME SERIES 127

                       Global Bond Income Trust, Series 1

              Supplement to the Prospectus dated January 26, 2012

   Notwithstanding anything to the contrary in the prospectus for the above referenced Trust, the secondary market sales charge table presented in the "Public Offering--General" section, which appears on page A-8 of the prospectus, is amended to read as follows:

             "ELTR LIFE                               SALES CHARGE
             ----------                               ------------
             1 year .................................    1.00%
             2 years.................................    2.50%
             3 or more years.........................    3.95%"


Supplement Dated: March 14, 2012